Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 4,147	€ 5,744
Effect of movements in exchange rates on cash held	(7,415)	€ 700
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Effect of movements in exchange rates on cash held	€ (2,500)		€ 8,639